BALANCE SHEET DETAILS	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
BALANCE SHEET DETAILS
BALANCE SHEET DETAILS

4. BALANCE SHEET DETAILS

	October 31,	January 31,
	2019	2019
	(in thousands)
Accrued expenses and other current liabilities:
Compensation	$417	$371
Operating lease liability - current portion	260	—
Research and development	119	399
Other	67	164
	$863	$934

3.  BALANCE SHEET DETAILS

	January 31,
	2019	2018
	(in thousands)
Inventories:
Work in process	$—	$5
Finished goods	—	1
Channel inventory	—	4
	$—	$10

	January 31,
	2019	2018
	(in thousands)
Property and equipment, net:
Furniture	$—	$21
Laboratory equipment	196	106
Computer and equipment	129	116
	325	243
Less: accumulated depreciation	(177)	(134)
	$148	$109

Depreciation expense for the years ended January 31, 2019 and 2018 was approximately $62,000 and $52,000, respectively.

	January 31,
	2019	2018
	(in thousands)
Accrued liabilities:
Research and development	$399	$404
Payroll	371	368
Legal	45	438
Purchase commitment liability	—	215
Deferred revenue	—	8
Other	119	170
	$934	$1,603